INVESTMENTS IN COMPANIES AND ASSOCIATES	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN COMPANIES AND ASSOCIATES

NOTE 7:-	INVESTMENTS IN COMPANIES AND ASSOCIATES

a.	On August 16, 2012, the Company acquired through its subsidiary beneficial interests in Two Penn Center Plaza in Philadelphia, Pennsylvania. This investment is accounted for using the equity method of accounting as the Company's indirect beneficial interest in Two Penn Center Plaza is 19.66% and therefore is considered to be more than minor (more than 3 to 5 percent), the equity method was applied.

	December 31,
	2015	2014

Invested in equity	$4,025	$4,025
Accumulated net loss	(504)	(472)

Total investment	$3,521	$3,553

b.	On December 31, 2012 the Company acquired through its subsidiary Optibase Inc. approximately 4% indirect beneficial interest in a portfolio of shopping centers located in Texas, USA in consideration for $ 4,000 which accounted for the cost method of accounting. The Company believes that its beneficial interests in Texas portfolio are considered to be so minor that they create virtually no influence over the operating and financial policies of the Real Estate Asset and therefore this investment accounted for cost method of accounting.

c.	On December 29, 2015, the company through its subsidiary, Optibase Inc, completed an investment in 300 River Holdings, LLC, (the “Joint Venture Company”) which beneficially owns the rights to a 23-story Class A office building located at 300 South Riverside Plaza in Chicago under a 99 year ground lease expiring in 2114. The company invested $12,900 in exchange for a thirty percent (30%) interest in the Joint Venture Company. In addition to the Purchase Price, the Company capitalized acquisition costs of approximately $242. See Note 1b(5).

d.	Investments in associates accounted for using the equity method of accounting: Summarized data of the financial statements of associates, unadjusted to the Company's percentage of holdings (*)

	December 31,
	2015	2014

Assets	$278,402	$65,408
Liabilities	337,599	56,595
Fixed income from real estate rent	11,215	10,393
Net income (loss)	97	(859)

(*) The information presented does not include excess cost and goodwill.